Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) ¹			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-4
CIK # Not Applicable
		HUD	999	$149,643,502.33	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$108,933.73	0.08%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			999	$149,643,502.33	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$108,933.73	0.08%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

¹	The Securitizer hereby corrects prior filing and discloses that as of November 18, 2013, one asset originated by HUD was Subject of Demand (the “2013-4 Pending Asset”) and was subject to Pending Repurchase or Replacement. As disclosed herein, the 2013-4 Pending Asset continues to be Pending Repurchase or Replacement during the 3-month period ending March 31, 2014.